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SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25	SEC FILE NUMBER

NOTIFICATION OF LATE FILING	CUSIP NUMBER

(Check One)	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form 10D
☐ Form N-SAR	☐ Form N-CSR

For Period Ended: December 30, 2006

☐  Transition Report on Form 10-K

☐  Transition Report on Form 20-F

☐  Transition Report on Form 11-K

☐  Transition Report on Form 10-Q

☐  Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

Kopin Corporation
Full Name of Registrant

N/A
Former Name if Applicable

200 John Hancock Road
Address of Principal Executive Office (Street and Number)

Taunton, MA 02780
City, State and Zip Code

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As previously reported on Form 8-K, the Company has delayed the filing of its Form 10-Q for the quarter ended September 30, 2006, Form 10-K for the year ended December 30, 2006 and Form 10-Q for the quarter ended March 31, 2007 pending completion of a previously disclosed special committee investigation of past stock option grants and any required restatements of financial statements. The Company previously reported that financial statements for fiscal years 1995 through 2006 and the related interim periods should not be relied upon.

PART IV

OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Richard A. Sneider	(508)	824-6696
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify reports(s).

☐ Yes	☒ No

Form 10-Q for the quarter ended September 30, 2006, Form 10-K for the year ended December 31, 2006 and Form 10-Q for the quarter ended March 31, 2007.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof

☒ Yes	☐ No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate or the results cannot be made.

Due to the restatements described in Part III, the Company is currently unable to provide a reasonable estimate of results for the quarters ended September 30, 2006 and March 31, 2007 and the year ended December 30, 2006.

KOPIN CORPORATION
(Name of the Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 22, 2007	By: /s/ Richard A. Sneider

Richard A. Sneider

Treasurer and Chief Financial Officer

(Principal Financial and Accounting Officer)